Property and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment at December 31, 2013 and 2012 consisted of the following:

	Estimated Useful Life (in Years)	2013	2012
Machinery and equipment	5 - 7 years	$773,894	$478,290
Furniture and fixtures	5 years	79,612	54,058
Computer software	3 - 5 years	67,215	56,935
Leasehold improvements	*	397,158	326,366
		1,317,879	915,649
Less - accumulated depreciation and amortization		(679,853)	(480,037)
Net property, plant and equipment		$638,026	$435,612

Estimated Depreciation Expense	Estimated depreciation expense at December 31, 2013 for each of the five succeeding years is as follows:

2014	$171,691
2015	130,287
2016	105,792
2017	79,616
2018	52,851
Thereafter	97,789
$638,026